Parent Only Financial Information (Details) - Schedule of condensed statement of operation - AGBA Group Holding Ltd. [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Operating cost and expenses:
Share-based compensation expense	$ (2,088,725)
Other general and administrative expenses	(479,407)
Total operating cost and expenses	(2,568,132)
Loss from operations	(2,568,132)
Other income (expense):
Change in fair value of warrant liabilities	8,952
Change in fair value of forward share purchase liability	(5,392,293)
Sundry income	67,734
Total other expense, net	(5,315,607)
Loss before income taxes	(7,883,739)
Income tax expense
NET LOSS	$ (7,883,739)